Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use assets	$ 256,117
Operating lease liabilities – current	185,154
Operating lease liabilities – non-current	96,175
Total operating lease liabilities	$ 281,329
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 2 months 23 days
Weighted average discount rate	3.00%